Consolidated Statement of Income - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
INTEREST AND DIVIDEND INCOME
Interest and fees on loans		$ 49,003,000	$ 50,390,000
Interest-earning deposits in other institutions		118,000	673,000
Federal funds sold		22,000	78,000
Investment securities:
Taxable interest		909,000	796,000
Tax-exempt interest		2,472,000	2,392,000
Dividends on stock		114,000	196,000
Total interest and dividend income		52,638,000	54,525,000
INTEREST EXPENSE
Deposits		8,962,000	12,409,000
Short-term borrowings		79,000	368,000
Other borrowings		209,000	363,000
Total interest expense		9,250,000	13,140,000
NET INTEREST INCOME		43,388,000	41,385,000
Provision for loan losses		9,840,000	890,000
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES		33,548,000	40,495,000
NONINTEREST INCOME
Investment securities gains on sale, net	[1]	0	194,000
(Loss) gain on equity securities	[1]	(101,000)	94,000
Earnings on bank-owned life insurance	[1]	427,000	431,000
Gain on sale of loans	[1]	1,487,000	433,000
Total noninterest income		5,990,000	4,841,000
NONINTEREST EXPENSE
Salaries and employee benefits		15,835,000	16,783,000
Occupancy expense		2,158,000	2,164,000
Equipment expense		1,308,000	1,040,000
Data processing costs		2,650,000	2,208,000
Ohio state franchise tax		1,082,000	1,044,000
Federal deposit insurance expense		423,000	230,000
Professional fees		1,359,000	1,683,000
Net gain on other real estate owned		(172,000)	(125,000)
Advertising expense		698,000	733,000
Software amortization expense		351,000	638,000
Core deposit intangible amortization		332,000	341,000
Other expense		3,764,000	3,294,000
Total noninterest expense		29,788,000	30,033,000
Income before income taxes		9,750,000	15,303,000
Income taxes		1,401,000	2,592,000
NET INCOME		$ 8,349,000	$ 12,711,000
EARNINGS PER SHARE
Basic (in dollars per share)		$ 1.31	$ 1.96
Diluted (in dollars per share)		$ 1.30	$ 1.95
Deposit Account [Member]
NONINTEREST INCOME
Noninterest income revenue		$ 2,539,000	$ 2,186,000
Financial Service, Other [Member]
NONINTEREST INCOME
Noninterest income revenue		$ 1,638,000	$ 1,503,000

[1]	Not within scope of ASC 606